INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Components of Consolidated Statement of Financial Position
Trade debtors	$ 165,859,933	$ 207,320,974
Allowance for credit notes to be issued	(711,663)	(2,905,624)
Deferred checks	8,574,786	11,295,922
Trade debtors	2,506,834
Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	171,840,254	205,057,590
Trade debtors	2,123,463
Allowance for impairment of trade debtors
Components of Consolidated Statement of Financial Position
Trade debtors	(13,847,745)	(7,050,280)
Trade debtors	(275,718)
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Trade debtors	122	141,224
Trade debtors	249,579
Trade debtors - Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors	4,179	$ 782,142
Trade debtors	$ 409,510